Financial liabilities - Key assumptions to derive warrants value (Details)	Mar. 31, 2022 Y $ / shares	Jan. 31, 2022 $ / shares Y
Exercise price
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	7.72	7.72
Share price at grant date
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	4.21	4.42
Volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	0.80	0.80
Risk-free interest rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	0.0163	0.0165
Dividend yield
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value	0	0
Time to maturity
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Assumptions used to derive warrants value | Y	4.75	4.9